Summary of Significant Accounting Policies - Consolidated Statements of Stockholder's Equity (Parenthetical) (Detail) (USD $) In Thousands, unless otherwise specified	3 Months Ended									6 Months Ended		9 Months Ended		12 Months Ended						24 Months Ended	33 Months Ended
	Mar. 31, 2013	Dec. 31, 2012	Sep. 30, 2012	Jun. 30, 2012	Mar. 31, 2012	Dec. 31, 2011	Sep. 30, 2011	Jun. 30, 2011	Mar. 31, 2011	Jun. 30, 2012	Jun. 30, 2011	Sep. 30, 2012	Sep. 30, 2011	Dec. 31, 2012	Dec. 31, 2011		Dec. 31, 2010		Dec. 31, 2009	Dec. 31, 2011	Sep. 30, 2012
Oil and gas properties	$ 5,315	$ 16,167	$ 6,694	$ 7,837	$ 8,128	$ 51,023	$ 6,933	$ 11,559	$ 7,640	$ 15,965	$ 19,199	$ 22,659	$ 26,132	$ 38,826	$ 77,155		$ 32,774
Reduction in fair value of warrants adjusted in retained earnings																	344
Additional amortization of debt adjusted in retained earnings																	1,098
Reclassification of warrants adjusted in additional paid in capital					11,122					11,122		11,122			11,122
Reversal of fair value of warrants adjusted in additional paid in capital					2,730					2,730		2,730			2,730
Increase in unrealized gain on warrant derivatives adjusted in retained earnings																				10,130	9,170
Exploration expense	1,801		1,871	1,541	1,833		2,824	1,280	1,020	3,374	2,300	5,245	5,124	8,838	11,950	[1]	7,090	[1]
Loss on extinguishment of debt								(13,132)			(13,132)		(13,132)	(5,425)	(13,132)	[2]
Income tax expense (benefit)	39	(90)	1,723	(1,022)	(1,220)	124	214	260	459	(2,242)	719	(519)	933	(609)	1,057	[3]	(184)	[3]
Leasehold maintenance cost adjusted in retained earnings																			693
Adjustment [Member]
Oil and gas properties															2,210		313
Exploration expense															(1,125)	[1]	313	[1]		2,921	2,619
Loss on extinguishment of debt															(3,450)	[2]
Income tax expense (benefit)															$ 237	[3]

[1]	For 2011, relates to lease maintenance costs and exploration overhead costs that were erroneously capitalized as oil and gas properties rather than expensed as exploration expense of $2,210 thousand offset by a reclassification from exploration expense to impairment of oil and gas properties of $3,335 thousand for amounts that were erroneously classified as exploration expense. For 2010, relates to lease maintenance costs that were erroneously capitalized as oil and gas properties rather than as exploration expense.
[2]	As noted in (c) above, the correction in the fair value of the Warrants and its classification as a liability resulted in an increased discount on debt which also impacted the resulting loss on extinguishment of debt originally recorded in May 2011 when the debt was retired.
[3]	Represents income tax improperly classified as interest expense.